Schedule I Condensed Financial Information of Parent Company-Balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 30,901	$ 75,358	$ 23,745	$ 19,972
Term deposit		5,802
Prepaid expenses and other current assets	5,053	5,189
TOTAL ASSETS	55,493	104,467
Current Liabilities
Accrued expenses and other current liabilities	19,983	25,069
TOTAL LIABILITIES	57,616	61,284
EQUITY (DEFICIT)
Ordinary shares ($0.000067 par value; 750,000,000 shares authorized; 100,354,801 and 101,847,447 shares issued as of December 31, 2014 and December 31, 2015, respectively; 96,617,349 and 94,456,773 shares outstanding as of December 31, 2014 and December 31, 2015, respectively)	7	7
Additional paid-in capital	159,190	155,872
Accumulated deficit	(141,015)	(101,608)
Accumulated other comprehensive loss	(309)	(131)
Treasury shares, at cost (3,737,452 and 7,309,674 shares as of December 31, 2014 and December 31, 2015, respectively)	(19,996)	(10,957)
TOTAL EQUITY (DEFICIT)	(2,123)	43,183	81,391	(38,480)
TOTAL LIABILITIES AND EQUITY	55,493	104,467
LightInTheBox Holding Co., Ltd.
Current assets
Cash and cash equivalents	10,083	53,691	$ 4,004	$ 8,082
Term deposit		5,802
Prepaid expenses and other current assets	551	774
Amounts due from subsidiaries and VIEs	95,259	57,025
Deficit in subsidiaries and VIEs	(106,181)	(72,749)
TOTAL ASSETS	(288)	44,543
Current Liabilities
Accrued expenses and other current liabilities	1,835	1,360
TOTAL LIABILITIES	1,835	1,360
EQUITY (DEFICIT)
Ordinary shares ($0.000067 par value; 750,000,000 shares authorized; 100,354,801 and 101,847,447 shares issued as of December 31, 2014 and December 31, 2015, respectively; 96,617,349 and 94,456,773 shares outstanding as of December 31, 2014 and December 31, 2015, respectively)	7	7
Additional paid-in capital	159,190	155,872
Accumulated deficit	(141,015)	(101,608)
Accumulated other comprehensive loss	(309)	(131)
Treasury shares, at cost (3,737,452 and 7,309,674 shares as of December 31, 2014 and December 31, 2015, respectively)	(19,996)	(10,957)
TOTAL EQUITY (DEFICIT)	(2,123)	43,183
TOTAL LIABILITIES AND EQUITY	$ (288)	$ 44,543